Capital and other components of equity	12 Months Ended
Mar. 31, 2018
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Capital and other components of equity
12.	Capital and other components of equity:
(a)	Share capital:

Authorized capital stock:

Unlimited number of shares without par value:

➣	Common shares

Preferred shares, issuable in series, rights, privileges and restrictions determined at time of issuance:

➣

Series A preferred shares, non-voting, non-participating, fixed, preferential and non-cumulative dividend of 5% of paid-up capital, exchangeable at the holder’s option under certain conditions into common shares (none issued and outstanding).

(b)	Liability settled in shares:

On May 9, 2017, Neptune issued 630,681 common shares of the Corporation at a price of $1.35 per common share as final payment of a liability of $858,000 (US$ 625,000). Total issue costs related to this transaction amounted to $9,930 and were record against share capital.

(c)	DSUs released:

During the year ended March 31, 2018, Neptune issued 55,944 common shares of the Corporation to members of the Board of Directors for past services, the amount recorded was at the grant date fair value of the underlying shares of $1.43 per common share.

(d)	Share options exercised:

During the year ended March 31, 2018, Neptune issued 149,000 common shares of the Corporation at a weighted average exercise price of $1.72 per common share for a total cash consideration of $256,616.

(e)	Warrants:

The warrants of the Corporation are composed of the following as at March 31, 2018 and 2017:

		March 31,		March 31,
		2018		2017
	Number		Number
	outstanding		outstanding
	and exercisable	Amount	and exercisable	Amount

Warrants IQ financing (i)	750,000	$648,820	750,000	$648,820

(i)	Exercise price of $3.37 per share and expiring on December 12, 2019.